Report of Independent Registered Public Accounting Firm

To the Shareholders of FullerThaler Behavioral Small-Cap Equity Fund, FullerThaler Behavioral Small-Cap Growth Fund, FullerThaler Behavioral Mid-Cap Value Fund, FullerThaler Behavioral Unconstrained Equity Fund, FullerThaler Behavioral Small-Mid Core Equity Fund, FullerThaler Behavioral Micro-Cap Equity Fund, and FullerThaler Behavioral Mid-Cap Equity Fund and the Board of Trustees of Capitol Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of FullerThaler Behavioral Small-Cap Equity Fund, FullerThaler Behavioral Small-Cap Growth Fund, FullerThaler Behavioral Mid-Cap Value Fund, FullerThaler Behavioral Unconstrained Equity Fund, FullerThaler Behavioral Small-Mid Core Equity Fund, FullerThaler Behavioral Micro-Cap Equity Fund, and FullerThaler Behavioral Mid-Cap Equity Fund (collectively referred to as the “Funds”) (seven of the funds constituting Capitol Series Trust (the “Trust”)), including the schedules of investments, as of September 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting Capitol Series Trust) at September 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Capitol Series Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

FullerThaler Behavioral Small-Cap Equity Fund

FullerThaler Behavioral Small-Cap Growth Fund

FullerThaler Behavioral Mid-Cap Value Fund

FullerThaler Behavioral Unconstrained Equity Fund

FullerThaler Behavioral Small-Mid Core Equity Fund

FullerThaler Behavioral Micro-Cap Equity Fund

	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the five years in the period ended September 30, 2025
FullerThaler Behavioral Mid-Cap Equity Fund	For the year ended September 30, 2025	For the year ended September 30, 2025 and the period from October 2, 2023 (commencement of operations) to September 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Capitol Series Trust investment companies since 2017.

/s/ Ernst & Young, LLP

Cincinnati, Ohio

November 26, 2025